As filed with the Securities and Exchange Commission on August 28, 2008

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21648

         LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS
         -------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

      Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
         Lehman Brothers Institutional Liquidity Cash Management Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York  10158-0180

                             Arthur Delibert, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                          Washington, D.C. 20006-1600
                  (Names and Addresses of agents for service)

Date of fiscal year end:        March 31, 2009
Date of reporting period:       July 1, 2007 to June 30, 2008

      Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. PROXY VOTING RECORD.

CASH MANAGEMENT MONEY MARKET PORTFOLIO

The fund is a feeder fund that invests all of its assets in Money Market Master Series, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). The proxy voting record of that portfolio is shown below and can also be found on the Securities and Exchange Commission's website, www.sec.gov.

CASH MANAGEMENT PRIME PORTFOLIO

The fund is a feeder fund that invests all of its assets in Prime Master Series, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). The proxy voting record of that portfolio is shown below and can also be found on the Securities and Exchange Commission's website, www.sec.gov.

CASH MANAGEMENT TREASURY PORTFOLIO

The fund was not operational during the period from July 1, 2007 to June 30, 2008.


PROXIES FOR INSTITUTIONAL LIQUIDITY TRUST

MONEY MARKET MASTER SERIES

No proxies were received from July 1, 2007 to June 30, 2008.

PRIME MASTER SERIES

No proxies were received from July 1, 2007 to June 30, 2008.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Cash Management Funds


By: /s/ Peter E. Sundman
   ---------------------
   Peter E. Sundman
   Chief Executive Officer

Date: August 22, 2008